Note 7 - Other Borrowed Funds (Details) - Other Borrowed Funds (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Other borrowed funds	$ 24,972	$ 18,748
Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Other borrowed funds	21,181	15,219
Promissory Notes [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Other borrowed funds	$ 3,791	$ 3,529